VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2015 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2012	683,600	(24,743)	658,857
Transfer from Newbuilding	69,348	—
Depreciation	—	(25,144)
Balance at December 31, 2013	752,948	(49,887)	703,061
Transfer from Newbuilding	186,717	—
Additions	3,986	—
Depreciation	—	(31,845)
Balance at December 31, 2014	943,651	(81,732)	861,919
Vessels and equipment acquired on merger with Frontline 2012	132,712	—
Transfers from Newbuildings	133,429	—
Additions	101,752	—
Depreciation	—	(40,614)
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198